JUNE 9, 1997

                         U.S. Government Securities Fund

                   Supplement to Prospectus Dated May 1, 1997


Name Change
         Beginning June 9, 1997, the name of Voyageur U.S. Government Securities Fund will change to Delaware-Voyageur US Government
Securities Fund.


         The following replaces the Annual Fund Operating Expenses table under Fees and Expenses:

Annual Fund Operating Expenses


                                                         Institutional
(as a percentage of        Class A    Class B   Class C      Class
 average net assets)

Management Fees            0.48%      0.48%    0.48%         0.48%
(after voluntary fee waiver)

12b-1 Plan Expenses        0.25%      1.00%    1.00%         0.25%

Other Operating Expenses   0.27%      0.27%    0.27%         0.27%
(after voluntary expense
 reimbursement)

Total Fund Operating
 Expenses                  1.00%      1.75%    1.75%         1.00%
(after voluntary fee
 waivers and
 expense reimbursement)

Total Fund Operating
  Expenses                 1.02%      1.77%     1.77%        1.02%
(without voluntary
 waiver and
 reimbursement)*

*The Fund's management fee without waivers would be 0.50%.

The information set forth in the table next to the caption Total Fund Operating Expenses (after voluntary fee waivers and expense reimbursement) reflects voluntary expense waivers and commitments to pay Fund expenses to which the Manager will adhere through December 31, 1997. See Management Expenses of the Fund in the Prospectus for a discussion of waivers that will remain in place through April 30, 1999.

         The following replaces the Example for each Class of the Fund under Fees and Expenses:

                             Assuming Redemption                          Assuming No Redemption
                 1 year    3 years     5 years   10 years        1 year    3 years   5 years   10 years
                 ------    -------     -------   --------        ------    -------   -------   --------

Class A          $57(1)    $78         $100      $164            $57       $78       $100      $164

Class B          $58       $85         $115      $186(2)         $18       $55       $95       $186(2)

Class C          $28       $55         $95       $206            $18       $55       $95       $206

Institu-         $10       $32         $55       $122            $10       $32       $55       $122
tional
Class

(1) Generally, no redemption charge is assessed upon redemption of Class A shares. Under certain circumstances, however, a limited contingent deferred sales which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase.

(2) At the end of approximately eight years after purchase, Class B shares will be automatically converted into Class A shares. The example above assumes conversion of Class B shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A shares.


         The following replaces the table of sales charges applicable to Class A shares in the section of the prospectus entitled Class A shares -- Front-End Sales Charge Alternative - under How to Purchase Shares:

--------------------------------------------------------------------------------
                   Front-End Sales Charge as % of     Dealer's
                                                     Commission***
Amount of Purchase               Offering     Amount    as % of
                                 Price      Invested**  Offering
                                                          Price
--------------------------------------------------------------------------------

Less than $100,000               4.75%        5.01%        4.00%
$100,000 but under $250,000      3.75         3.86         3.00
$250,000 but under $500,000      2.50         2.60         2.00
$500,000 but under $1,000,000*   2.00         2.03         1.60


  *There is no front-end sales charge on purchases of Class A shares of $1 million or more but, under certain limited circumstances, a 1% limited contingent deferred sales charge may apply upon redemption of such shares.

 **Based on the net asset value per share of the Class A shares as of the end of the Fund's most recent fiscal year.

***Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Underwriter may hold special promotions for specified periods during which the Underwriter may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

--------------------------------------------------------------------------------

         For initial purchases of Class A shares of $1,000,000 or more, a dealer's commission may be paid by the Underwriter to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                  Dealer's Commission
                                                  -------------------
                                                  (as a percentage of
         Amount of Purchase                       amount purchased)
         ------------------
         Up to $2 million                                  1.00%
         Next $1 million up to $3 million                  0.75
         Next $2 million up to $5 million                  0.50
         Amount over $5 million                            0.25


         The following revises the section of the Prospectus entitled Contingent Deferred Sales Charge under How to Purchase Shares.

         A limited contingent deferred sales charge will be imposed on certain redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value and triggered payment by the Underwriter of a dealer's commission.

         The following replaces the section of the Prospectus entitled Conversion Feature under How to Purchase Shares:

         Class B shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A shares. Conversions of Class B shares into Class A shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor's Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A shares.

         Class B shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B shares of that fund not acquired through dividend reinvestment.

         The following supplements the section of the Prospectus entitled Class C Shares - Level Sales Charge Alternative under How to Purchase Shares:

         The Underwriter pays an annual servicing fee of 1% (paid monthly commencing in the thirteenth month after the sale of such shares) calculated on the net assets attributable to sales made by such broker/dealers.

                                  JUNE 9, 1997

                     National High Yield Municipal Bond Fund

                   Supplement to Prospectus Dated May 1, 1997


Name Change
         Beginning June 9, 1997, the name of Voyageur National High Yield Municipal Bond Fund will change to National High Yield Municipal Bond Fund.

         The maximum deferred sales load for Class B shares has been reduced from 5% to 4%. Accordingly, the following replaces the relevant line item applicable to Class B shares in the Shareholder Transaction Expenses table under Fees and Expenses:

Maximum Deferred Sales Load                       4%
(as a percentage of original purchase
 price or redemption proceeds,
 as applicable)


         The following replaces the Annual Fund Operating Expenses table under Fees and Expenses:

Annual Fund Operating Expenses
(as a percentage of                Class A    Class B     Class C
 average net assets)

Management Fees                    0.58%      0.58%       0.58%
(after voluntary fee waiver)

12b-1 Plan Expenses                0.25%      1.00%       1.00%

Other Operating Expenses           0.01%      0.01%       0.01%
(after voluntary expense
 reimbursement)

Total Fund Operating Expenses      0.84%      1.59%       1.59%
(after voluntary fee waivers and
 expense reimbursement)

Total Fund Operating Expenses      0.91%      1.66%       1.66%
(without voluntary waiver and
 reimbursement)*

*The Fund's management fee without waivers would be 0.65%.

         The information set forth in the table next to the caption Total Fund Operating Expenses (after voluntary fee waivers and expense reimbursement) reflects voluntary expense waivers and commitments to pay Fund expenses to which the Manager will adhere through December 31, 1997. See Management - Expenses of the Fund in the Prospectus for a discussion of waivers that will remain in place through April 30, 1999.

         The following replaces the Example for each Class of the Fund under Fees and Expenses:

                             Assuming Redemption                          Assuming No Redemption
                 1 year    3 years     5 years   10 years        1 year    3 years   5 years   10 years
                 ------    -------     -------   --------        ------    -------   -------   --------

Class A          $46(1)    $63         $82       $137            $46       $63       $82       $137

Class B          $56       $80         $107      $169(2)         $16       $50       $87       $169(2)

Class C          $26       $50         $87       $189            $16       $50       $87       $189


(1) Generally, no redemption charge is assessed upon redemption of Class A shares. Under certain circumstances, however, a limited contingent deferred sales charge, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase.

(2) At the end of approximately eight years after purchase, Class B shares will be automatically converted into Class A shares. The example above assumes conversion of Class B shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A shares.


         The following replaces the table of sales charges applicable to Class A shares in the section of the Prospectus entitled Class A Shares -- Front-End Sales Charge Alternative under How to Purchase Shares:

-------------------------------------------------------------------------------

                   Front-End Sales Charge as % of    Dealer's
                                                    Commission***
Amount of Purchase          Offering     Amount      as % of
                              Price      Invested**  Offering
                                                      Price
-------------------------------------------------------------------------------


Less than $100,000             3.75%       3.94%       3.25%
$100,000 but under $250,000    3.00        3.08        2.50
$250,000 but under $500,000    2.50        2.60        2.00
$500,000 but under $1,000,000* 2.00        2.02        1.75

  *There is no front-end sales charge on purchases of Class A shares of $1 million or more but, under certain limited circumstances, a 1% limited contingent deferred sales charge may apply upon redemption of such shares.

 **Based on the net asset value per share of the Class A shares as of the end of the Fund's most recent fiscal year.

***Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

From time to time, upon written notice to all of its dealers, the Underwriter may hold special promotions for specified periods during which the Underwriter may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
-------------------------------------------------------------------------------

         For initial purchases of Class A shares of $1,000,000 or more, a dealer's commission may be paid by the Underwriter to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                        Dealer's Commission
                                                        -------------------
                                                        (as a percentage of
         Amount of Purchase                             amount purchased)
         ------------------
         Up to $2 million                                     1.00%
         Next $1 million up to $3 million                     0.75
         Next $2 million up to $5 million                     0.50
         Amount over $5 million                               0.25


         The following revises the section of the Prospectus entitled Contingent Deferred Sales Charge under How to Purchase Shares:

         A limited contingent deferred sales charge will be imposed on certain redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value and triggered payment by the Underwriter of a dealer's commission.

         The following replaces the contingent deferred sales charge schedule applicable to Class B shares in the section of the Prospectus entitled Class B Shares-Contingent Deferred Sales Charge Alternative under How to Purchase
Shares:

         The following table sets forth the rates of the CDSC for the Class B shares of the Fund:

                                                 Contingent Deferred
                                                  Sales Charge (as a
                                                     percentage of
                                                     dollar amount
         Year After Purchase Made                 subject to charge)
         ------------------------                 ------------------

                   0-2                                    4%
                   3-4                                    3%
                   5                                      2%
                   6                                      1%
                   7 and thereafter                       None

                   Dealer Reallowance                     4%


         The following replaces the section of the Prospectus entitled Conversion Feature under How to Purchase Shares:

         Class B shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A shares. Conversions of Class B shares into Class A shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor's Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A shares.

         Class B shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B shares of that fund not acquired through dividend reinvestment.

         The following supplements the section of the Prospectus entitled Class C Shares - Level Sales Charge Alternative under How to Purchase Shares:

         The Underwriter pays an annual servicing fee of 1% (paid monthly commencing in the thirteenth month after the sale of such shares) calculated on the net assets attributable to sales made by such broker/dealers.

                                  JUNE 9, 1997

                                Growth Stock Fund
                             Aggressive Growth Fund

                   Supplement to Prospectus Dated May 1, 1997


Name Change

         Beginning June 9, 1997, the name of Voyageur Growth Stock Fund will change to Growth Stock Fund and the name of Voyageur Aggressive Growth Fund will change to Aggressive Growth Fund.

         The following replaces the Annual Fund Operating Expenses table under Fees and Expenses:

                          Growth Stock Fund

Annual Fund Operating Expenses
(as a percentage of                Class A    Class B     Class C
 average net assets)


Management Fees                    0.94%      0.94%       0.94%
(after voluntary fee waiver)

12b-1 Plan Expenses                0.25%      1.00%       1.00%


Other Operating Expenses           0.56%      0.56%       0.56%
(after voluntary expense
 reimbursement)

Total Fund Operating Expenses      1.75%      2.50%       2.50%
(after voluntary fee waivers and
 expense reimbursement)

Total Fund Operating Expenses      1.81%      2.56%       2.56%
(without voluntary waiver and
 reimbursement)*

                             Aggressive Growth Fund

Annual Fund Operating Expenses
(as a percentage of                Class A    Class B     Class C
 average net assets)


Management Fees                    0.48%      0.48%       0.48%
(after voluntary fee waiver)

12b-1 Plan Expenses                0.25%      1.00%       1.00%


Other Operating Expenses           1.02%      1.02%       1.02%
(after voluntary expense
 reimbursement)

Total Fund Operating Expenses      1.75%      2.50%       2.50%
(after voluntary fee waivers and
 expense reimbursement)

Total Fund Operating Expenses      2.27%      3.02%       3.02%
(without voluntary waiver and
 reimbursement)*

*Each Fund's management fee without waivers would be 1.00%.

         The information set forth in the table next to the caption Total Fund Operating Expenses (after voluntary fee waivers and expense reimbursement) reflects voluntary expense waivers and commitments to pay Fund expenses to which the Manager will adhere through December 31, 1997. In connection with the merger transaction described in the Prospectus, Delaware has agreed for a period of two years ending on April 30, 1999, to pay the operating expenses (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees) of each Fund which exceed 1% of such Fund's average daily net assets on an annual basis up to certain limits as set forth in detail in the Statement of Additional Information. This agreement replaces a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser.

         The following replaces the Example for each Class of each Fund under Fees and Expenses:

                             Assuming Redemption                          Assuming No Redemption
                 1 year    3 years     5 years   10 years        1 year    3 years   5 years   10 years
                 ------    -------     -------   --------        ------    -------   -------   --------
Growth
Stock
Fund

Class A          $64(1)    $100        $138      $244            $64       $100      $138      $244

Class B          $65       $108        $153      $265(2)         $25       $78       $133      $265(2)

Class C          $35       $78         $133      $284            $25       $78       $133      $284

Aggressive
Growth
Fund

Class A          $64(1)    $100        $138      $244            $64       $100      $138      $243

Class B          $65       $108        $153      $265(2)         $25       $78       $133      $265(2)

Class C          $35       $78         $133      $284            $25       $78       $133      $284


(1) Generally, no redemption charge is assessed upon redemption of Class A shares. Under certain circumstances, however, a limited contingent deferred sales charge, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase.

(2) At the end of approximately eight years after purchase, Class B shares will be automatically converted into Class A shares. The example above assumes conversion of Class B shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A shares.

         The following replaces the table of sales charges on Class A shares in the section of the Prospectus entitled Class A Shares -- Front-End Sales Charge Alternative under How to Purchase Shares:

------------------------------------------------------------------------------

                   Front-End Sales Charge as % of      Dealer's
                                                    Commission***
Amount of Purchase          Offering     Amount        as % of
                              Price      Invested**    Offering
                                                        Price

------------------------------------------------------------------------------

                                       Growth    Aggressive
                                       Stock     Growth
Less than $100,000               4.75%  4.99%    4.97%      4.00%
$100,000 but under $250,000      3.75   3.89     3.90       3.00
$250,000 but under $500,000      2.50   2.58     2.60       2.00
$500,000 but under $1,000,000*   2.00   2.03     2.06       1.60


  *There is no front-end sales charge on purchases of Class A shares of $1 million or more but, under certain limited circumstances, a 1% limited contingent deferred sales charge may apply upon redemption of such shares.

 **Based on the net asset value per share of the Class A shares as of the end of the Fund's most recent fiscal year.

***Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Underwriter may hold special promotions for specified periods during which the Underwriter may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
------------------------------------------------------------------------------

         For initial purchases of Class A shares of $1,000,000 or more, a dealer's commission may be paid by the Underwriter to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                          Dealer's Commission
                                                          -------------------
                                                          (as a percentage of
         Amount of Purchase                               amount purchased)
         ------------------
         Up to $2 million                                         1.00%
         Next $1 million up to $3 million                         0.75
         Next $2 million up to $5 million                         0.50
         Amount over $5 million                                   0.25


         The following revises the section of the Prospectus entitled Contingent Deferred Sales Charge under How to Purchase Shares.

         A limited contingent deferred sales charge will be imposed on certain redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value and triggered payment by the Underwriter of a dealer's commission.

         The following replaces the section of the Prospectus entitled Conversion Feature under How to Purchase Shares:

         Class B shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A shares. Conversions of Class B shares into Class A shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor's Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A shares.

         Class B shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B shares of that fund not acquired through dividend reinvestment.


         The following supplements the section of the Prospectus entitled Class C Shares - Level Sales Charge Alternative under How to Purchase Shares:

         The Underwriter pays an annual servicing fee of 1% (paid monthly commencing in the thirteenth month after the sale of such shares) calculated on the net assets attributable to sales made by such broker/dealers.

                                  JUNE 9, 1997

                    Minnesota High Yield Municipal Bond Fund

                   Supplement to Prospectus Dated May 1, 1997


Name Change
         Beginning June 9, 1997, the name of Voyageur Minnesota High Yield Municipal Bond Fund will change to Delaware-Voyageur Minnesota High Yield Municipal Bond Fund.


         The maximum deferred sales load for Class B shares has been reduced from 5% to 4%. Accordingly, the following replaces the relevant line item applicable to Class B shares in the Shareholder Transaction Expenses table under Fees and Expenses:


Maximum Deferred Sales Load                        4%
(as a percentage of original purchase
 price or redemption proceeds,
 as applicable)


         The following replaces the Annual Fund Operating Expenses table under Fees and Expenses:

Annual Fund Operating Expenses
(as a percentage of                Class A    Class B     Class C
 average net assets)

Management Fees                    0.00%      0.00%       0.00%
(after voluntary fee waiver)

12b-1 Plan Expenses                0.25%      1.00%       1.00%


Other Operating Expenses           0.05%      0.05%       0.05%
(after voluntary expense
 reimbursement)

Total Fund Operating Expenses      0.30%      1.05%       1.05%
(after voluntary fee waivers and
 expense reimbursement)

Total Fund Operating Expenses      1.39%      2.14%       2.14%
(without voluntary waiver and
 reimbursement)*

*The Fund's management fee without waivers would be 0.65%.

        The information set forth in the table next to the caption Total Fund Operating Expenses (after voluntary fee waivers and expense reimbursement) reflects voluntary expense waivers and commitments to pay Fund expenses to which the Manager will adhere through December 31, 1997. See Management - Expenses of the Fund in the Prospectus for a discussion of waivers that will remain in place through April 30, 1999.

        The following replaces the Example reflecting expenses for each Class of the Fund under Fees and Expenses:


                             Assuming Redemption                          Assuming No Redemption
                 1 year    3 years     5 years   10 years        1 year    3 years   5 years   10 years
                 ------    -------     -------   --------        ------    -------   -------   --------

Class A          $41(1)    $47         $54       $74             $41       $47       $54       $74

Class B          $51       $63         $78       $107(2)         $11       $33       $58       $107(2)

Class C          $21       $33         $58       $128            $11       $33       $58       $128


(1) Generally, no redemption charge is assessed upon redemption of Class A shares. Under certain circumstances, however, a limited contingent deferred sales charge, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase.

(2) At the end of approximately eight years after purchase, Class B shares will be automatically converted into Class A shares. The example above assumes conversion of Class B shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A shares.

         The following replaces the table of sales charges applicable to Class A shares in the section of the Prospectus entitled Class A Shares -- Front-End Sales Charge Alternative under How to Purchase Shares:

------------------------------------------------------------------------------

                   Front-End Sales Charge as % of      Dealer's
                                                      Commission***
Amount of Purchase          Offering     Amount        as % of
                              Price      Invested**    Offering
                                                        Price

------------------------------------------------------------------------------


Less than $100,000             3.75%       3.93%       3.25%
$100,000 but under $250,000    3.00        3.05        2.50

$250,000 but under $500,000    2.50        2.55        2.00
$500,000 but under $1,000,000* 2.00        2.06        1.75


  *There is no front-end sales charge on purchases of Class A shares of $1 million or more but, under certain limited circumstances, a 1% limited contingent deferred sales charge may apply upon redemption of such shares.

 **Based on the net asset value per share of the Class A shares as of the end of the Fund's most recent fiscal year.

***Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

From time to time, upon written notice to all of its dealers, the Underwriter may hold special promotions for specified periods during which the Underwriter may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
-------------------------------------------------------------------------------

         For initial purchases of Class A shares of $1,000,000 or more, a dealer's commission may be paid by the Underwriter to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                      Dealer's Commission
                                                      -------------------
                                                      (as a percentage of
         Amount of Purchase                           amount purchased)
         ------------------
         Up to $2 million                                  1.00%
         Next $1 million up to $3 million                  0.75
         Next $2 million up to $5 million                  0.50
         Amount over $5 million                            0.25


         The following revises the section of the Prospectus entitled

Contingent Deferred Sales Charge under How to Purchase Shares.

         A limited contingent deferred sales charge will be imposed on certain redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value and triggered payment by the Underwriter of a dealer's commission.


         The following replaces the contingent deferred sales charge schedule applicable to Class B shares in the section of the Prospectus entitled Class B Shares-Contingent Deferred Sales Charge Alternative under How to Purchase
Shares:

         The following table sets forth the rates of the CDSC for the Class B shares of the Fund:

                                                        Contingent Deferred
                                                         Sales Charge (as a
                                                            percentage of
                                                            dollar amount
         Year After Purchase Made                        subject to charge)
         ------------------------                        ------------------

                   0-2                                            4%
                   3-4                                            3%
                   5                                              2%
                   6                                              1%
                   7 and thereafter                               None

                   Dealer Reallowance                             4%


         The following replaces the section of the Prospectus entitled Conversion Feature under How to Purchase Shares:

         Class B shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A shares. Conversions of Class B shares into Class A shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor's Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A shares.

         Class B shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B shares of that fund not acquired through dividend reinvestment.

         The following supplements the section of the Prospectus entitled Class C Shares - Level Sales Charge Alternative under How to Purchase Shares:

         The Underwriter pays an annual servicing fee of 1% (paid monthly commencing in the thirteenth month after the sale of such shares) calculated on the net assets attributable to sales made by such broker/dealers.

         The following supplements the section of the Prospectus entitled Investment Adviser; Portfolio Management under Management:
         On Friday, May 30, 1997 at 10:00 p.m., Eastern Time, Delaware Management Company, Inc. ("DMC") became the investment manager to the Fund. At that time, Voyageur Fund Managers, Inc. ("VFM"), the previous investment manager to the Fund, was merged into DMC. Prior to the merger, both VFM and DMC were indirect, wolly owned subsidiaries of Lincoln National Corporation ("LNC"). DMC remained an indirect, wholly owned subsidiary of LNC after the merger. The same portfolio manager who has been responsible for day to day management of the Fund with VFM will continue to manage the Fund as an employee of DMC under the Fund's existing investment management agreement.